Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 968.9	$ 1,964.7	$ 2,104.9
Ending balance		1,956.0	968.9	1,964.7
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,009.4	3,654.8	3,757.8
Additions		102.3	284.5	154.3
Additions - business combination		2.0
Disposals		(43.0)	(189.9)	(80.2)
Reclassifications	[1]	(56.8)	(62.1)	(147.6)
Interest on capitalized assets				4.8
Translation adjustments		36.5	(8.8)	(25.5)
Assets held for sale		1,333.8	(1,648.6)
Ending balance		3,385.5	2,009.4	3,654.8
Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		1.3	(20.5)	(8.8)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,040.5)	(1,690.1)	(1,652.9)
Depreciation - business combination		(0.8)
Depreciation		(152.3)	(103.4)	(159.2)
Disposals		18.0	161.9	61.2
Reclassifications	[1]	0.4	28.6	51.4
Interest on capitalized assets		(1.1)	(1.6)	(1.5)
Translation adjustments		(9.1)	5.2	10.9
Assets held for sale		(244.1)	558.9
Ending balance		(1,429.5)	(1,040.5)	(1,690.1)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5.1	11.0	11.0
Ending balance		11.0	5.1	11.0
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5.1	11.0	11.0
Additions			0.4
Disposals		(0.4)
Assets held for sale		6.3	(6.3)
Ending balance		11.0	5.1	11.0
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		327.6	530.7	532.9
Ending balance		536.8	327.6	530.7
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		459.2	750.1	741.8
Additions		1.3	5.3	1.3
Additions - business combination		0.8
Disposals		(8.5)	(8.3)	(10.9)
Reclassifications	[1]	26.6	30.3	19.3
Translation adjustments		1.0	(0.6)	(1.4)
Assets held for sale		236.5	(317.6)
Ending balance		716.9	459.2	750.1
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(131.6)	(219.4)	(208.9)
Depreciation - business combination		(0.2)
Depreciation		(28.7)	(15.2)	(20.2)
Disposals		1.9	7.4	10.7
Reclassifications	[1]		(2.9)	0.1
Interest on capitalized assets		(1.1)	(1.6)	(1.5)
Translation adjustments		0.1	(1.5)	0.4
Assets held for sale		(20.5)	101.6
Ending balance		(180.1)	(131.6)	(219.4)
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		34.5	56.8	57.3
Ending balance		59.8	34.5	56.8
Installations [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		60.1	162.4	161.4
Disposals		(0.1)	(3.7)	(0.9)
Reclassifications	[1]	3.2	6.3	2.1
Translation adjustments		0.6	(0.1)	(0.2)
Assets held for sale		29.8	(104.8)
Ending balance		93.6	60.1	162.4
Installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(25.6)	(105.6)	(104.1)
Depreciation		(4.1)	(3.7)	(2.8)
Disposals		0.1	4.8	0.9
Reclassifications	[1]		2.8	0.3
Translation adjustments		(0.1)		0.1
Assets held for sale		(4.1)	76.1
Ending balance		(33.8)	(25.6)	(105.6)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		180.3	454.3	465.2
Ending balance		458.8	180.3	454.3
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		481.8	972.4	971.8
Additions		14.2	43.6	28.5
Additions - business combination		0.1
Disposals		(8.4)	(60.2)	(36.5)
Reclassifications	[1]	15.2	11.3	8.8
Translation adjustments		8.5	(1.9)	0.1
Assets held for sale		368.0	(469.3)
Ending balance		881.0	481.8	972.4
Machinery and equipment [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		1.6	(14.1)	(0.3)
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(301.5)	(518.1)	(506.6)
Depreciation - business combination		(0.1)
Depreciation		(50.9)	(32.9)	(46.4)
Disposals		7.1	67.7	33.5
Reclassifications	[1]		5.6	2.8
Translation adjustments		(6.2)	1.4	(1.4)
Assets held for sale		(70.6)	174.8
Ending balance		(422.2)	(301.5)	(518.1)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16.6	29.6	31.5
Ending balance		23.2	16.6	29.6
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		38.1	74.2	74.9
Additions		0.5	5.6	1.9
Additions - business combination		0.2
Disposals		(1.0)	(22.4)	(2.1)
Reclassifications	[1]		(1.4)	(0.1)
Translation adjustments		0.1	(0.1)	(0.4)
Assets held for sale		11.1	(17.8)
Ending balance		49.0	38.1	74.2
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(21.5)	(44.6)	(43.4)
Depreciation - business combination		(0.1)
Depreciation		(2.8)	(4.6)	(2.9)
Disposals		0.7	19.1	1.5
Translation adjustments		(0.1)	(0.1)	0.2
Assets held for sale		(2.0)	8.7
Ending balance		(25.8)	(21.5)	(44.6)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1.9	3.5	4.1
Ending balance		2.8	1.9	3.5
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10.4	17.3	17.5
Additions		0.2	0.6	0.5
Disposals		(0.4)	(3.0)	(0.5)
Reclassifications	[1]		0.1	0.0
Translation adjustments		0.3	(0.1)	(0.2)
Assets held for sale		1.8	(4.5)
Ending balance		12.3	10.4	17.3
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(8.5)	(13.8)	(13.4)
Depreciation		(0.9)	(1.0)	(1.0)
Disposals		0.4	3.3	0.4
Translation adjustments		(0.3)	0.1	0.2
Assets held for sale		(0.2)	2.9
Ending balance		(9.5)	(8.5)	(13.8)
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10.6	37.5	111.9
Ending balance		1.3	10.6	37.5
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14.7	76.2	193.2
Additions			31.7	10.2
Disposals				(0.3)
Reclassifications	[1]	(38.4)	(40.4)	(120.8)
Translation adjustments				(0.1)
Assets held for sale		48.2	(48.2)
Ending balance		23.7	14.7	76.2
Aircraft [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(0.8)	(4.6)	(6.0)
Aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4.1)	(38.7)	(81.3)
Depreciation		(1.5)	(1.3)	(9.1)
Disposals				0.3
Reclassifications	[1]	2.2	16.9	51.4
Assets held for sale		(19.0)	19.0
Ending balance		(22.4)	(4.1)	(38.7)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12.8	35.5	41.9
Ending balance		13.4	12.8	35.5
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		101.5	190.0	190.3
Additions		1.4	5.0	6.3
Additions - business combination		0.9
Disposals		(4.0)	(45.4)	(6.4)
Reclassifications	[1]		(6.6)	0.9
Translation adjustments			(0.2)	(1.1)
Assets held for sale		21.3	(41.3)
Ending balance		121.1	101.5	190.0
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(88.7)	(154.5)	(148.4)
Depreciation - business combination		(0.4)
Depreciation		(11.2)	(7.0)	(11.5)
Disposals		1.1	42.5	6.3
Reclassifications	[1]		1.7	(1.7)
Translation adjustments		(0.1)	0.2	0.8
Assets held for sale		(8.4)	28.4
Ending balance		(107.7)	(88.7)	(154.5)
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		91.2	257.6	291.2
Ending balance		257.8	91.2	257.6
Tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		443.8	629.1	620.9
Additions		11.4	28.2	16.6
Disposals		(1.6)	(26.1)	(1.7)
Reclassifications	[1]	37.0	7.0	0.5
Translation adjustments				(4.7)
Assets held for sale		164.5	(192.6)
Ending balance		655.6	443.8	629.1
Tooling [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		0.5	(1.8)	(2.5)
Tooling [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(352.6)	(371.5)	(329.7)
Depreciation		(37.0)	(25.2)	(48.1)
Disposals		0.6	7.3	0.7
Translation adjustments			(0.1)	5.6
Assets held for sale		(8.8)	36.9
Ending balance		(397.8)	(352.6)	(371.5)
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7.1	16.2	16.1
Ending balance			7.1	16.2
Other assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		25.5	27.6	26.0
Additions			10.3	1.4
Disposals		(0.1)	(1.0)
Reclassifications	[1]	(10.8)	(7.6)	0.2
Assets held for sale		3.8	(3.8)
Ending balance		18.4	25.5	27.6
Other assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(18.4)	(11.4)	(9.9)
Disposals			0.3
Reclassifications	[1]		(7.3)	(1.5)
Ending balance		(18.4)	(18.4)	(11.4)
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		233.0	438.3	465.3
Ending balance		525.7	233.0	438.3
Exchange pool program assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		321.0	650.8	672.5
Additions		51.2	91.8	46.3
Disposals		(16.9)	(19.0)	(20.2)
Reclassifications	[1]	(18.2)	(21.8)	(31.8)
Translation adjustments		25.6	(6.1)	(16.0)
Assets held for sale		374.8	(374.7)
Ending balance		737.5	321.0	650.8
Exchange pool program assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(88.0)	(212.5)	(207.2)
Depreciation		(15.2)	(12.5)	(17.2)
Disposals		6.1	9.5	6.9
Reclassifications	[1]	(1.8)	11.8
Translation adjustments		(2.4)	5.2	5.0
Assets held for sale		(110.5)	110.5
Ending balance		(211.8)	(88.0)	(212.5)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48.2	93.7	76.5
Ending balance		65.4	48.2	93.7
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48.2	93.7	76.5
Additions		22.1	62.0	41.3
Disposals		(1.6)	(0.8)	(0.7)
Reclassifications	[1]	(71.4)	(39.3)	(26.7)
Interest on capitalized assets				4.8
Translation adjustments		0.4	0.3	(1.5)
Assets held for sale		67.7	(67.7)
Ending balance		$ 65.4	$ 48.2	$ 93.7

[1]	Non-cash transactions